Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 93.8%
Affiliated Mutual Funds
Domestic Equity — 33.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	112,606	$1,258,932
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	646,699	11,336,630
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	151,110	1,370,568
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	399,481	6,287,838
		20,253,968
Fixed Income — 43.4%
PGIM Core Conservative Bond Fund (Class R6)	546,004	4,400,793
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	477,911	3,431,403
PGIM TIPS Fund (Class R6)	1,252,792	10,122,558
PGIM Total Return Bond Fund (Class R6)	778,019	8,682,696
		26,637,450
International Equity — 17.4%
PGIM Global Real Estate Fund (Class R6)	229,758	3,724,373
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	59,874	609,514
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	520,891	6,318,402
		10,652,289

Total Long-Term Investments (cost $56,792,530)		57,543,707

Short-Term Investment 6.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,827,888)	3,827,888	3,827,888

TOTAL INVESTMENTS 100.0% (cost $60,620,418)(wa)		61,371,595
Other assets in excess of liabilities 0.0%		13,451

Net Assets 100.0%		$61,385,046

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds